UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Discovery Capital Management, LLC

Address:  20 Marshall Street
          South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Citrone
Title:  Managing Member
Phone:  (203) 838-3188


Signature, Place and Date of Signing:

/s/ Robert Citrone             South Norwalk, Connecticut      August 8, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $827,838
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1. 028-12213 Discovery Global Opportunity Master Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2007


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                                VALUE     SHRS OR  SH/ PUT/   INVSTMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRTN   MNGRS   SOLE    SHARED  NONE

AMERICA MOVIL SAB DE CV         SPON ADR L SHS      02364W105   103751    1675300  SH         SOLE              550400    0      0
BAIDU COM INC                   SPON ADR REP A      056752108    10516      62600  SH  CALL   SOLE               62600    0      0
BAIDU COM INC                   SPON ADR REP A      056752108    21392     127350  SH         SOLE               21392    0      0
BANCO MACRO SA                  SPON ADR B          05961W105     6399     194700  SH         SOLE                4368    0      0
BANCOLOMBIA S A                 SPON ADR PREF       05968L102    33740    1027700  SH         SOLE              342300    0      0
BBVA BANCO FRANCES S A          SPONSORED ADR       07329M100     1921     179000  SH         SOLE               16500    0      0
BHP BILLITON LTD                SPONSORED ADR       088606108    30897     517100  SH         SOLE              172600    0      0
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR       204412209    13089     293800  SH         SOLE               99800    0      0
CISCO SYS INC                   COM                 17275R102    15791     567000  SH         SOLE              205600    0      0
CISCO SYS INC                   COM                 17275R102    54586    1960000  SH  CALL   SOLE              660000    0      0
CREDICORP LTD                   COM                 G2519Y108    22535     368400  SH         SOLE              115400    0      0
DESARROLLADORA HOMEX S A DE     SPONSORED ADR       25030W100     2370      39120  SH         SOLE               16000    0      0
EMPRESA DIST Y COMERCIAL NOR    SPON ADR            29244A102    14880     728350  SH         SOLE              236750    0      0
FOCUS MEDIA HLDG LTD            SPONSORED ADR       34415V109    55584    1101000  SH         SOLE              373100    0      0
FOSTER WHEELER LTD              SHS NEW             G36535139     3081      28800  SH         SOLE               28800    0      0
GAFISA S A                      SPONS ADR           362607301    10592     339500  SH         SOLE              103250    0      0
GOOGLE INC                      CL A                38259P508    53054     101500  SH         SOLE               35660    0      0
GOOGLE INC                      CL A                38259P508    76576     146500  SH  CALL   SOLE               33000    0      0
GRANT PRIDECO INC               COM                 38821G101     8075     150000  SH         SOLE               60000    0      0
GRUPO FINANCIERO GALICIA S A    SP ADR 10 SH B      399909100      158      16500  SH         SOLE               16500    0      0
GRUPO TELEVISA SA DE CV         SP ADR REP ORD      40049J206    44582    1614700  SH         SOLE              618600    0      0
HOME INNS & HOTELS MGMT INC     SPON ADR            43713W107     9821     304900  SH         SOLE                6523    0      0
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR       456788108     4887      97000  SH         SOLE               30500    0      0
INSITUFORM TECHNOLOGIES INC     CL A                457667103      216       9900  SH         SOLE                9900    0      0
ISHARES INC                     MSCI HONG KONG      464286871     5106     300000  SH         SOLE                3064    0      0
ISHARES INC                     MSCI MALAYSIA       464286830     4833     409600  SH         SOLE              129500    0      0
ISHARES TR                      MSCI EMERG MKT      464287234     8294      63000  SH         SOLE                8294    0      0
MICROSOFT CORP                  COM                 594918104     5894     200000  SH         SOLE               75400    0      0
P T TELEKOMUNIKASI INDONESIA    SPONSORED ADR       715684106    13878     322000  SH         SOLE              103300    0      0
QUALCOMM INC                    COM                 747525103    45602    1051000  SH         SOLE              372400    0      0
QUALCOMM INC                    COM                 747525103    24567     566200  SH  CALL   SOLE              147200    0      0
SANDISK CORP                    COM                 80004C101    13973     285500  SH         SOLE              104000    0      0
SEAGATE TECHNOLOGY              SHS                 G7945J104       18      18080  SH         SOLE                  18    0      0
SOLARFUN POWER HOLDINGS CO L    SPONSORED ADR       83415U108     5956     584485  SH         SOLE              398200    0      0
SONY CORP                       ADR NEW             835699307    13721     267100  SH         SOLE              122800    0      0
TELEMIG CELULAR PART S A        SPON ADR PFD        87944E 105    4669      92950  SH         SOLE                3139    0      0
TERNIUM SA                      SPON ADR            880890108     5846     193000  SH         SOLE               58000    0      0
TURKCELL ILETISIM HIZMETLERI    SPON ADR NEW        900111204     5891     353800  SH         SOLE               80000    0      0
UNIBANCO-UNIAO DE BANCOS BRA    GDR REP PFD UT      90458E 107   71097     629900  SH         SOLE               47383    0      0


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